Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Disclosure of subordinated liabilities

	2023	2022
	£m	£m
As at 1 January	11,423	12,759
Issuances	1,523	1,477
Redemptions	(2,239)	(2,679)
Other	(213)	(134)
As at 31 December	10,494	11,423
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2023	2022
	£m	£m
Undated subordinated liabilities	—	28
Dated subordinated liabilities	10,494	11,395
Total subordinated liabilities	10,494	11,423
None of the Group’s subordinated liabilities are secured.

Undated subordinated liabilities[1]
		2023	2022
	Initial call date	£m	£m
Barclays Bank PLC issued
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	—	28
Total undated subordinated liabilities		—	28
Note
1Instrument values are disclosed to the nearest million.

Dated subordinated liabilities[1]
			2023	2022
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	—	1,345
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	380	1,013
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	466	445
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	120
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,529	1,588
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	817	795
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,499	1,554
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,033	1,013
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,078	1,117
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	654	664
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2033	2034	1,175	—
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	623	646
Barclays Bank PLC issued
Subordinated Floating Rate Notes (EUR 50m)		2023	—	44
5.75% Fixed Rate Subordinated Notes		2026	286	280
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	84	93
6.33% Subordinated Notes		2032	45	46
Subordinated Floating Rate Notes (EUR 68m)		2040	59	60
External issuances by other subsidiaries		2033	649	572
Total dated subordinated liabilities			10,494	11,395
Note
1Instrument values are disclosed to the nearest million.